PROVISIONS	12 Months Ended
Dec. 31, 2025
Disclosure of legal-related and non legal-related provision [abstract]
PROVISIONS

NOTE 22 –PROVISIONS

The movement and balances of legal and non-legal related provisions during the periods ended on December 31, 2025, 2024 and 2023 are described below:

	For legal		Non-legal		Total provisions
Balance as of January 1, 2023	Ps.	229,193	Ps.	997,978	Ps.	1,227,171
Provisions made during the year		298,719		334,974		633,693
Provisions used during the year		(51,160)		(338,536)		(389,696)
Provisions reversed during the year		(258,421)		(110,419)		(368,840)
Effect of movements in exchange rates		(642)		(18,403)		(19,045)
Balance as of December 31, 2023	Ps.	217,689	Ps.	865,594	Ps.	1,083,283
Provisions made during the year		202,964		291,234		494,198
Provisions used during the year		(38,897)		(135,145)		(174,042)
Provisions reversed during the year (1)		(189,486)		(121,466)		(310,952)
Effect of movements in exchange rates		256		9,928		10,184
Balance as of December 31, 2024	Ps.	192,526	Ps.	910,145	Ps.	1,102,671
Provisions made during the year		120,242		304,455		424,697
Provisions used during the year		(33,754)		(195,241)		(228,995)
Provisions reversed during the year (1)		(123,333)		(175,917)		(299,250)
Effect of movements in exchange rates		(303)		(8,429)		(8,732)
Reclassification MFG operation (2)		—		(960)		(960)
Discontinued operation (3)		—		166		166
Balance as of December 31, 2025	Ps.	155,378	Ps.	834,219	Ps.	989,597

(1)	For legal related, recovery of provisions by Porvenir as of December 31, 2025 and 2024 by Ps. 101,403 and Ps.177,527 respectively for claims for nullity of affiliations that were in progress.
(2)	As of December 2025, the liabilities related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Liabilities directly associated with non-current assets held for sale”, see note 13.A.
(3)	See note 13.B., "Discontinued operation related to Multi Financial Group".

The estimated period for the settled of the provisions recorded as of December 31,2025 and 2024 is a follows.

Estimated period to be settled	Legal related		Non-legal		Total provisions
Within twelve months	Ps.	12,956	Ps.	168,411	Ps.	181,367
After twelve months		142,422		665,808		808,230
Balance as of December 31, 2025	Ps.	155,378	Ps.	834,219	Ps.	989,597

Estimated period to be settled	Legal related		Non-legal		Total provisions
Within twelve months	Ps.	12,209	Ps.	226,460	Ps.	238,669
After twelve months		180,317		683,685		864,002
Balance as of December 31, 2024	Ps.	192,526	Ps.	910,145	Ps.	1,102,671

Legal related:

Administrative proceedings

As of December 31, 2025 and 2024, the outstanding balance of provisions recorded for administrative proceedings were Ps. 11,031 and Ps. 15,532  respectively, by way of claims for administrative or judicial processes of a tax nature other than income tax and other processes, initiated by national and local authorities that establish, in some cases sanctions in which the subsidiaries of Grupo Aval would incur.

Labor proceedings

As of December 31, 2025 and 2024, the outstanding balance of provisions recorded for labor proceedings were Ps.25,554 and Ps. 27,125  respectively. Labor proceedings include labor pursuits, indemnities for former employees against some subsidiaries of Grupo Aval. The time expected for resolution is uncertain since each proceeding is based on different instances.

Other proceedings

As of December 31, 2025 and 2024, the outstanding balance of provisions for legal proceedings resulting from requests civil and other proceedings such as constitutional actions of a heritage nature recorded were Ps. 118,793 and Ps. 149,869, respectively, being the most representative provisions made to cover claims for cancellation of affiliations and transfer of regime, old-age pensions, requests to Porvenir, old age disability and survival pensions which amounted to Ps. 110,676 and Ps. 131,962, respectively.

Non-legal related:

As of December 31, 2025 and 2024 the outstanding balance of non-legal related provisions recorded amounting were Ps. 834,219 and Ps. 910,145, respectively, are comprised by:

●	Provisions in Corficolombiana´s affiliates as of December 31, 2025 and 2024, associated with the maintenance, restoration and rehabilitation relating to development of concession contracts of Ps. 213,782 and Ps. 306,643 respectively.

●	Provisions in Porvenir´s subsidiary as of December 31, 2025, and 2024, where the main balance corresponds to undercapitalized accounts, these are individual pension accounts called "Fondo de Pensiones Obligatorias Especial Porvenir de Retiro Programado", which according to actuarial projections do not have the required balance to achieve minimum pension payment, and thus have to be provisioned for the expected difference of Ps. 295,604 and Ps. 274,318 respectively.

●	Provisions for losses on loan commitments and financial guarantee contracts as of December 31 2025 and 2024, of Ps. 77,825 and Ps. 72,414 respectively. (See note 4.1.5) Loan commitments and financial guarantee contracts.

●	Provision in Proyecto de Inversión Vial del Oriente and Proyecto de Inversión Vial Andino, a Corficolombiana´s subsidiary as of December 31, 2025, and 2024 for the recognition of additional costs of Ps. 81,573 and Ps. 85,676 respectively.

●	Provisions of several subsidiaries of Grupo Aval as of December 31,2025 and 2024, corresponding to the dismantling of ATMs and offices of Ps. 70,951 and Ps. 86,222, respectively.

●	Other provisions of several subsidiaries of Grupo Aval as of December 31,2025 and 2024, for Ps. 94,484 and Ps. 84,872.